Basis for the Preparation of these Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Bank's Equity Interest and Voting Rights

The tables below show the Bank’s equity interest and voting rights in the companies it consolidates:

•	As of December 31, 2018:

Subsidiaries	Shares		Bank’s interest		Noncontrolling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Banco del Tucumán SA	Common	439,360	99.945%	99.945%	0.055%	0.055%
Macro Securities SA	Common	12,776,680	99.921%	99.932%	0.079%	0.068%
Macro Fiducia SA	Common	6,475,143	98.605%	98.605%	1.395%	1.395%
Macro Fondos SGFCISA	Common	327,183	99.936%	100.00%	0.064%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%

• As of December 31, 2017 and January 1, 2017:

Subsidiaries	Shares		Bank’s interest		Noncontrolling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Banco del Tucumán SA	Common	395,341	89.932%	89.932%	10.068%	10.068%
Macro Securities SA	Common	12,776,680	99.921%	99.932%	0.079%	0.068%
Macro Fiducia SA	Common	6,475,143	98.605%	98.605%	1.395%	1.395%
Macro Fondos SGFCISA	Common	327,183	99.936%	100.00%	0.064%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%

Summary of Total Assets, Liabilities and Net Equity

Total assets, liabilities and net equity of the Bank and each of its subsidiaries as of December 31, 2018 and 2017 and January 1, 2017 are as follows:

As of 12/31/2018	Banco Macro SA	Banco del Tucumán SA	Other Subsidiaries	Eliminations	Consolidated
Assets	331,584,996	21,694,446	4,131,793	(6,178,244)	351,232,991
Liabilities	270,426,096	18,943,772	1,752,351	(800,062)	290,322,157
Equity attributable to the owners of the Bank					60,908,329
Equity attributable to non-controlling interests					2,505

As of 12/31/2017	Banco Macro SA	Banco del Tucumán SA	Other Subsidiaries	Eliminations	Consolidated
Assets	318,567,229	21,987,748	4,339,547	(6,824,658)	338,069,866
Liabilities	247,125,630	18,920,159	1,870,436	(1,597,953)	266,318,272
Equity attributable to the owners of the Bank					71,441,599
Equity attributable to non-controlling interests					309,995

As of 01/01/2017	Banco Macro SA	Banco del Tucumán SA	Other Subsidiaries	Eliminations	Consolidated
Assets	275,489,323	21,344,235	4,089,662	(5,895,654)	295,027,566
Liabilities	228,587,486	17,507,273	2,042,709	(398,913)	247,738,555
Equity attributable to the owners of the Bank					46,901,837
Equity attributable to non-controlling interests					387,174

Summary of Impact of Transition to IFRS 9 on Retained Earnings

The impact of transition to IFRS 9 on retained earnings is, as follows:

Retained earnings
Closing balance under BCRA rules (December 31, 2017)	3,476,786
Recognition of IFRS 9 ECLs	(29,435)
Deferred tax in relation to the above	8,831

Opening balance under IFRS 9’S ECL (January 1, 2018)	3,456,182

Total change in equity due to adopting IFRS 9’s ECL	(20,604)

Summary of reconciliation of Agregate Opening Allowances and Provisions for Financial Instruments

The following table reconciles the aggregate opening allowances and provisions for financial instruments in accordance with Central Bank rules to the ECL allowances under IFRS 9. Further details are disclosed in note 9.

	Credit loss provision under BCRA rules	Re - measurement	ECL under IFRS 9 as of January 1, 2018
Impairment allowance for
Loans and other financing	3,937,321	25,481	3,962,802
Other Debt Securities at amortized cost		58	58

Subtotal	3,937,321	25,539	3,962,860

Letters of credit		3,536	3,536
Guarantees and other commitments		360	360

Subtotal		3,896	3,896

Total	3,937,321	29,435	3,966,756

Summary of Reconciliation of consolidated equity
•	Reconciliation of consolidated equity as of January 1, 2017 (date of transition).

	Previous amounts-BCRA Standards (1) (2)	Reclassifications (1)	Adjustments (1) (3)	Total (1)	Inflation adjustments	Amounts according IFRS
Assets
Cash and Deposits in Banks	36,089,156	(102,997)		35,986,159	30,320,209	66,306,368
Government and private securities	19,846,269	(19,846,269)
Loans	87,973,007	(87,973,007)
Other receivables from financial intermediation	5,313,607	(5,313,607)
Receivables from financial leases	370,152	(370,152)
Investment in associates and joint arrangements	11,352	48,886	64,030	124,268	104,702	228,970
Other receivables	1,277,081	(1,277,081)
Property, Plant and Equipment	1,460,092	1,208,825	4,560,495	7,229,412	6,724,271	13,953,683
Other assets	1,980,746	(1,980,746)
Intangible assets	664,072	(70,131)	(7,026)	586,915	919,377	1,506,292
Items pending allocation	13,426	(13,426)
Debt securities at fair value through profit or loss		332,291	190	332,481	280,132	612,613
Derivative Financial Instruments		9,721		9,721	8,190	17,911
Repo transactions		19,124		19,124	16,113	35,237
Other financial assets		1,105,513		1,105,513	931,453	2,036,966
Loans and other financing		88,635,022	(244,376)	88,390,646	74,473,720	162,864,366
Other Debt securities		20,381,467	14,032	20,395,499	17,184,270	37,579,769
Financial Assets delivered as guarantee		3,690,694		3,690,694	3,109,602	6,800,296
Equity Instruments at fair value through profit or loss		325,505	81,363	406,868	342,807	749,675
Other Non Financial Assets		945,950	52,757	998,707	1,162,430	2,161,137
Non current assets held for sale		86,940	7,648	94,588	79,695	174,283

Total Assets	154,998,960	(157,478)	4,529,113	159,370,595	135,656,971	295,027,566

Liabilities
Deposits	111,939,740	(76,935)		111,862,805	94,250,223	206,113,028
Other liabilities from financial intermediation	10,528,503	(10,528,503)
Other liabilities	3,482,907	(3,482,907)
Provisions	335,007			335,007	282,261	617,268
Subordinated Corporate Bonds	6,407,840		(31,303)	6,376,537	5,372,564	11,749,101
Items pending allocation	16,266	(16,266)
Minority interest in subsidiaries	182,799	(182,799)
Repo transactions		1,095,634		1,095,634	923,129	2,018,763
Other financial liabilities		6,341,674		6,341,674	5,343,190	11,684,864
Financing received from the BCRA and other financial entities		260,458		260,458	219,449	479,907
Issued Corporate Bonds		1,684,893	(257)	1,684,636	1,419,394	3,104,030
Current Income Tax Liabilities		1,749,800		1,749,800	1,474,297	3,224,097
Deferred Income Tax Liabilities			1,321,393	1,321,393	1,595,976	2,917,369
Other Non Financial Liabilities		2,814,674	349,485	3,164,159	2,665,969	5,830,128

Total Liabilities	132,893,062	(340,277)	1,639,318	134,192,103	113,546,452	247,738,555

Shareholder’ Equity
Capital Stock	584,563			584,563		584,563
Additional paid-in capital	399,499			399,499	3,050,565	3,450,064
Adjustments to Shareholders’ Equity	4,511			4,511	6,301,825	6,306,336
Earnings Reserved	14,384,820			14,384,820	12,119,959	26,504,779
Unappropriated Retained Earnings	6,732,505		2,799,084	9,531,589	403,431	9,935,020
Other Comprehensive Income / (loss)			65,711	65,711	55,364	121,075

Net Shareholders’ attributable to the owners of the parent company	22,105,898		2,864,795	24,970,693	21,931,144	46,901,837
Net Shareholders’ attributable to the non-controlling interests		182,799	25,000	207,799	179,375	387,174

Total Shareholders’ equity	22,105,898	182,799	2,889,795	25,178,492	22,110,519	47,289,011

(1)	These amounts are not restated for inflation.
(2)	These amounts derived from previous issued consolidated financial statements.
(3)	Related to IFRS adjustments.

•	Reconciliation of consolidated equity as of December 31, 2017.

Items	Previous amounts-BCRA Standards (1) (2)	Reclassifications (1)	Adjustments (1) (3)	Total (1)	Inflation adjustments	Amounts according to IFRS
Assets
Cash and Deposits in Banks	34,267,560	1,294,014		35,561,574	16,943,523	52,505,097
Government and private securities	36,624,640	(36,624,640)
Loans	132,000,226	(132,000,226)
Other receivables from financial intermediation	13,000,735	(13,000,735)
Receivables from financial leases	587,486	(587,486)
Investment in associates and joint arrangements	128,845	71,469	18,633	218,947	104,318	323,265
Other receivables	2,068,724	(2,068,724)
Property, Plant and Equipment	1,622,184	2,014,432	4,556,825	8,193,441	7,012,341	15,205,782
Other assets	3,018,753	(3,018,753)
Intangible assets	883,847	(53,207)	(2,618)	828,022	798,231	1,626,253
Items pending allocation	39,704	(39,704)
Debt securities at fair value through profit or loss		1,085,120	908	1,086,028	517,444	1,603,472
Derivative Financial Instruments		5,191	3,037	8,228	3,921	12,149
Repo transactions		1,419,808		1,419,808	676,476	2,096,284
Other financial assets		2,272,679		2,272,679	1,082,828	3,355,507
Loans and other financing		132,956,818	(298,144)	132,658,674	63,206,004	195,864,678
Other Debt securities		34,719,499	(15,734)	34,703,765	16,534,815	51,238,580
Financial Assets delivered as guarantee		7,638,352		7,638,352	3,639,339	11,277,691
Equity Instruments at fair value through profit or loss		246,343	36,316	282,659	134,675	417,334
Assets (contd.)
Other Non Financial Assets		1,174,456	64,785	1,239,241	934,955	2,174,196
Deferred Income Tax Assets			27,762	27,762	(26,513)	1,249
Non current assets held for sale		191,237	8,653	199,890	168,439	368,329

Total Assets	224,242,704	(2,304,057)	4,400,423	226,339,070	111,730,796	338,069,866

Liabilities
Deposits	144,225,921	(96,744)		144,129,177	68,671,194	212,800,371
Other liabilities from financial intermediation	22,560,819	(22,560,819)
Other liabilities	5,838,839	(5,838,839)
Provisions	694,919			694,919	331,098	1,026,017
Subordinated Corporate Bonds	7,589,940		(24,181)	7,565,759	3,604,750	11,170,509
Items pending allocation	27,138	(27,138)
Minority interest in subsidiaries	174,581	(174,581)
Liabilities at fair value through profit or loss		6,354	96	6,450	3,073	9,523
Derivative Financial Instruments		14,751	8,356	23,107	11,009	34,116
Repo transactions		2,688,093		2,688,093	1,280,758	3,968,851
Other financial liabilities		10,561,203		10,561,203	5,031,948	15,593,151
Financing received from the BCRA and other financial entities		1,174,111		1,174,111	559,413	1,733,524
Issued Corporate Bonds		4,739,614	(27,398)	4,712,216	2,245,163	6,957,379
Current Income Tax Liabilities		3,975,320		3,975,320	1,894,065	5,869,385
Deferred Income Tax Liabilities			496,849	496,849	1,378,787	1,875,636
Other Non Financial Liabilities		3,060,037	515,964	3,576,001	1,703,809	5,279,810

Total Liabilities	181,112,157	(2,478,638)	969,686	179,603,205	86,715,067	266,318,272

Shareholder’ Equity
Capital Stock	669,663			669,663		669,663
Additional paid-in capital	12,704,215		(275,754)	12,428,461	10,837,762	23,266,223
Adjustments to Shareholders’ Equity	4,511			4,511	6,356,604	6,361,115
Earnings Reserved	20,363,386			20,363,386	17,263,570	37,626,956
Unappropriated Retained Earnings			2,799,084	2,799,084	(5,261,105)	(2,462,021)
Other Comprehensive Income / (loss)			204,560	204,560	(163,704)	40,856
Income for the fiscal year	9,388,772		676,586	10,065,358	(4,126,551)	5,938,807

Net Shareholders’ attributable to the owners of the parent company	43,130,547		3,404,476	46,535,023	24,906,576	71,441,599
Net Shareholders’ attributable to the non-controlling interests		174,581	26,261	200,842	109,153	309,995

Total Shareholder’s equity	43,130,547	174,581	3,430,737	46,735,865	25,015,729	71,751,594

(1)	These amounts are not restated for inflation.
(2)	These amounts derived from previous issued consolidated financial statements.
(3)	Related to IFRS adjustments.

Summary of Reconciliation of Consolidated Income and Other Comprehensive Income
•	Reconciliation of consolidated income and other comprehensive income for fiscal year ended December 31, 2017.

Items	Previous amounts- BCRA Standards (1) (2)	Reclassifications (1)	Adjustments (1) (3)	Total (1)	Inflation adjustments	Amounts according to IFRS
Financial income	36,500,040	(36,500,040)
Financial expense	(13,545,381)	13,545,381
Credit loss expense on financial assets	(1,595,201)	667		(1,594,534)	(1,019,190)	(2,613,724)
Service charge income	10,646,390	(10,646,390)
Service charge expense	(3,342,116)	3,342,116
Administrative expenses	(12,863,015)	8,168,255		(4,694,760)	(2,937,138)	(7,631,898)
Other
Non controlling interest	(84,775)	84,775
Other income	905,828	(905,828)
Other expense	(1,448,814)	1,448,814
Income tax on continuing operations	(5,784,184)	5,784,184
Interest income		34,627,876	(33,158)	34,594,718	21,231,977	55,826,695
Interest expense		(10,466,547)	20,019	(10,446,528)	(6,525,050)	(16,971,578)
Commissions income		9,205,776	(19,556)	9,186,220	5,801,659	14,987,879
Commissions expense		(682,673)		(682,673)	(431,011)	(1,113,684)
Net income from measurement of financial instruments at fair value through profit or loss		701,508	(109,077)	592,431	352,477	944,908
Profit from sold assets at amortized cost		10,603		10,603	8,282	18,885
Difference in quoted prices of gold and foreign currency		1,380,309		1,380,309	872,391	2,252,700
Other operating income		1,706,872	(99,864)	1,607,008	998,376	2,605,384
Employee benefits		(7,581,127)	(114,042)	(7,695,169)	(4,841,107)	(12,536,276)
Depreciation and amortization of fixed assets		(540,838)	(45,407)	(586,245)	(821,086)	(1,407,331)
Other operating expense		(6,989,981)	205,754	(6,784,227)	(4,220,871)	(11,005,098)
Income from associates and joint arrangements		177,988	18,633	196,621	93,682	290,303
Income tax on continuing operations		(5,786,925)	854,964	(4,931,961)	(3,476,847)	(8,408,808)
Loss on net monetary position					(9,218,751)	(9,218,751)

Net income / (loss) for the fiscal year	9,388,772	84,775	678,266	10,151,813	(4,132,207)	6,019,606

Other comprehensive income / (loss)
Foreign currency translation differences for the fiscal year			137,148	137,148	(200,299)	(63,151)
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI			1,279	1,279	(19,088)	(17,809)

Total comprehensive income / (loss)	9,388,772	84,775	816,693	10,290,240	(4,351,594)	5,938,646

Comprehensive income / (loss) for the fiscal year attributable to owners of the Parent company	9,388,772		815,435	10,204,207	(4,345,619)	5,858,588
Comprehensive income / (loss) for the fiscal year attributable to non-controlling interest		84,775	1,258	86,033	(5,975)	80,058

(1)	These amounts are not restated for inflation.
(2)	These amounts derived from previous issued consolidated financial statements.
(3)	Related to IFRS adjustments.